COMMITMENTS	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
COMMITMENTS	NOTE 12 – COMMITMENTS
The Company’s commitments consist of the following:

	June 30, 2018	December 31, 2017
Purchase commitments	25,230	24,734
Guarantees, pledges and other collateral	4,876	5,021
Non-cancellable operating leases	1,177	1,311
Capital expenditure commitments	743	878
Other commitments	1,270	1,206
Total	33,296	33,150

Purchase commitments
Purchase commitments consist primarily of major agreements for procuring iron ore, coking coal, coke and hot metal. The Company also has a number of agreements for electricity, industrial and natural gas, scrap and freight. In addition to those purchase commitments disclosed above, the Company enters into purchasing contracts as part of its normal operations which have minimum volume requirements, but for which there are no take-or-pay or penalty clauses included in the contract. The Company does not believe these contracts have an adverse effect on its liquidity position.
Purchase commitments include commitments given to associates for 447 and 520 as of June 30, 2018 and December 31, 2017, respectively. Purchase commitments include commitments given to joint ventures for 2,141 and 1,550 as of June 30, 2018 and December 31, 2017, respectively. Commitments given to joint ventures include 1,334 and 1,481 related to purchase of the output from Tameh as of June 30, 2018 and December 31, 2017, respectively as well as purchase commitments of 750 related to Enerfos as of June 30, 2018.
Guarantees, pledges and other collateral
Guarantees related to financial debt and credit lines given on behalf of third parties were 220 and 266 as of June 30, 2018 and December 31, 2017, respectively. Additionally, 11 and 13 were related to guarantees given on behalf of associates and guarantees of 989 and 1,022 were given on behalf of joint ventures as of June 30, 2018 and December 31, 2017, respectively. Guarantees given on behalf of joint ventures include 377 and 406 for the guarantee issued on behalf of Calvert and 399 and 382 for the guarantees issued on behalf of Al Jubail as of June 30, 2018 and December 31, 2017, respectively.
Pledges and other collateral mainly relate to inventories and receivables pledged to secure the South African rand revolving borrowing base finance facility for the amount drawn of 208, ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving borrowing base finance facility in South Africa of 134 and mortgages entered into by the Company’s operating subsidiaries. Other sureties, first demand guarantees, letters of credit, pledges and other collateral included 392 and 419 commitments given on behalf of associates as of June 30, 2018 and December 31, 2017 and 155 and 164 commitments given on behalf of joint ventures as of June 30, 2018 and December 31, 2017, respectively.
Non-cancellable operating leases
Non-cancellable operating leases mainly relate to commitments for the long-term use of various facilities, land and equipment belonging to third parties.
Capital expenditure commitments
Capital expenditure commitments mainly relate to commitments associated with investments in expansion and improvement projects by various subsidiaries.
Other commitments
Other commitments given comprise mainly commitments incurred for gas supply to electricity suppliers.
Commitments to sell
In addition to the commitments presented above, the Company has firm commitments to sell natural gas and electricity for 322 and 286 as of June 30, 2018 and December 31, 2017, respectively.